NOTE 4 - PREFERRED STOCK SERIES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Mar. 02, 2011	May 20, 2009
Notes to Financial Statements
Preferred Stock Series A value	$ 0.001
Preferred Stock Series B value	$ 0.001
Preferred Stock Series C value				$ 0.001
Preferred Stock Series D	2,500		2,500
Preferred Stock D Authorized			2.5
Preferred Stock D Par Value			$ 0.001
Common Stock Issued	$ 16,250,000